Segmented information	12 Months Ended
Dec. 31, 2019
Segmented information
Segmented information

16.Segmented information

The Company operates in two reportable business segments in Canada.

The two reportable business segments offer different products, require different production processes, and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

•	Electric Vehicles – development and manufacture of electric vehicles for mass markets, and
•	Custom build vehicles – development and manufacture of high-end custom-built vehicles.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Year ended Dec 31, 2019		Year ended December 31, 2018
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$775,821	$—	$777,302
Gross profit	—	129,380	—	202,130
Operating expenses	26,959,167	484,684	16,604,687	455,848
Other items	3,511,958	20,681	(6,841,211)	22,618
Income tax	2,140	(106,939)	—	(1,667)
Net loss	30,473,265	269,046	9,763,476	274,669

Inventory	$307,225	$442,926	$189,182	$231,555
Plant and equipment	9,580,326	410,216	5,299,857	23,909